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Stradley, Ronon, Stevens & Young, LLP

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1933 Act Rule 497(j)
1933 Act File No. 333-169582
1940 Act File No. 811-22478

September 4, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	Bennett Group of Funds
File Nos. 333-169582 and 811-22478

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 2/7 to the Registration Statement of the Bennett Group of Funds, which was filed with the Securities and Exchange Commission electronically on August 28, 2012.

Please direct questions or comments relating to this certification to me at the above telephone number.

Very truly yours,

/s/ Alexander F. Smith
Alexander F. Smith, Esq.